Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Summary of Company's principal subsidiaries and consolidated VIE

			Percentage of direct
Name of subsidiaries	Date of incorporation	Place of incorporation	or indirect ownership		Principal activities
			December 31,
			2024	2025
Tuya (HK) Limited	September 12, 2014	Hong Kong, China	100%	100%	Investment holding and business development
Hangzhou Tuya Information Technology Co., Ltd.	December 5, 2014	Hangzhou, China	100%	100%	Sales of PaaS, Smart devices, SaaS and Others and research and development
Tuya Smart Inc.	July 19, 2019	Delaware, United States	100%	100%	Business development
Tuya Global Inc.	July 22, 2015	California, United States	100%	100%	Business development
Tuyasmart (India) Private Limited	January 31, 2019	Gurgaon, India	100%	100%	Business development
Tuyasmart (Colombia) S.A.S	July 2, 2019	Medellin, Colombia	100%	100%	Business development
Tuya GmbH	May 13, 2019	Hamburg, Germany	100%	100%	Business development
Tuya Japan Co., Ltd.	January 23, 2019	Tokyo, Japan	100%	100%	Business development
Zhejiang Tuya Smart Electronics Co., Ltd.	May 9, 2020	Hangzhou, China	100%	100%	Sales of Smart devices
Tuya Smart Australia Pty Ltd	December 19, 2020	Melbourne, Australia	100%	100%	Business development
Tuya France (1)	February 07, 2023	Paris, France	100%	—	Business development
Tuya UK Limited (1)	September 28, 2022	London, UK	100%	—	Business development

			Economic
Name of VIE	Date of incorporation	Place of incorporation	interest held		Principal activities
			December 31,
			2024	2025
Hangzhou Tuya Technology Co., Ltd. (2)	June 16, 2014	Hangzhou, China	100%	—	No substantial business
(1)	Tuya France and Tuya UK Limited were terminated and deregistered in 2025.
(2)	The VIE operated de minimis business activities and had no material impact on the Company’s financial position, results of operations or cash flows for the years ended December 31, 2023, 2024 and 2025. The VIE was terminated and deregistered on November 12, 2025.